Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[2]	Dec. 31, 2014	[2]
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 479.0	$ 526.7
Total cash and cash equivalents	$ 479.0	$ 526.7	[1],[2]	$ 440.0		$ 458.0

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.